Equity Method Investments - Exmar LPG BVBA - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Feb. 28, 2013	Dec. 31, 2014 Vessel	Nov. 01, 2012
Schedule of Equity Method Investments [Line Items]
Percentage of ownership in joint venture		100.00%
Exmar LPG BVBA [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels		20
Percentage of ownership in joint venture	50.00%	50.00%	50.00%
Investments in joint venture	$ 133.1
Difference between carrying amount and book value	(6.0)
Exmar LPG BVBA [Member] | Teekay Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Acquisition fee paid	2.7
Exmar LPG BVBA [Member] | Pro rata share [Member] | Secured Debt [Member]
Schedule of Equity Method Investments [Line Items]
Pro rata share of existing debt and lease obligations	$ 108
Exmar LPG BVBA [Member] | Charters-in [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels		4
Exmar LPG BVBA [Member] | Newbuildings [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels		9